As filed with the Securities and Exchange Commission on June 14, 2007

                                              1933 Act Registration No. 33-30876
                                              1940 Act Registration No. 811-5896

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 46
                                                      --
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 48
                                              --
                                 DWS TARGET FUND
                                 ---------------
                      (formerly Scudder Target Equity Fund)
               (Exact name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                                  John Millette
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

                     Copy to: David A. Sturms, Cathy O'Kelly
                    Vedder, Price, Kaufman and Kammholz, P.C.
                 222 N. LaSalle Street, Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

/_/   Immediately upon filing pursuant to paragraph (b)
/X/   On June 29, 2007 pursuant to paragraph (b)
/_/   60 days after filing pursuant to paragraph (a)(1)
/_/   On ____________ pursuant to paragraph (a)(1)
/_/   75 days after filing pursuant to paragraph (a)(2)
/_/   On ____________ pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:
/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE
                                ----------------


This Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (the "Amendment") for DWS Target Fund (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until June 29, 2007, the effectiveness of Post-Effective Amendment No. 45, which was filed with the Commission on March 30, 2007 (Accession No. 0000088053-07-000469) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and designated an effective date of June 15, 2007. Parts A and B of Post-Effective Amendment No. 45 are incorporated herein by reference.


The Trust is a series fund with six series currently established, DWS Target 2008 Fund, DWS Target 2010 Fund, DWS Target 2011 Fund, DWS Target 2012 Fund, DWS Target 2013 Fund and DWS Target 2014 Fund, shares of which are no longer offered and sold to the public.


This post-effective amendment incorporates by reference the Prospectuses and Statements of Additional Information relating to the classes of the following series of the Registrant:


o     DWS LifeCompass Protect Fund - Classes A, C, Institutional and S
o     DWS LifeCompass Income Fund - Classes A, C, Institutional and S

                             PART A -- PROSPECTUSES
                             ----------------------

The Prospectuses for DWS LifeCompass Protect Fund - Classes A, C, Institutional and S; and DWS LifeCompass Protect Fund - Classes A, C, Institutional and S are incorporated by reference to Part A of Post-Effective Amendment No. 45 to the Trust's Registration Statement filed on March 30, 2007: (Accession No. 0000088053-07-000469).


                 PART B -- STATEMENTS OF ADDITIONAL INFORMATION
                 ----------------------------------------------


The Statements of Additional Information for DWS LifeCompass Protect Fund - Classes A, C, Institutional and S; and DWS LifeCompass Protect Fund - Classes A, C, Institutional and S are incorporated by reference to Part A of Post-Effective Amendment No. 45 to the Trust's Registration Statement filed on March 30, 2007:
(Accession No. 0000088053-07-000469).


This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the Registrant's other series or classes.

                                 DWS TARGET FUND
                                 ---------------
                                     PART C
                                OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------
     (a)           (a)(1)                   Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

                   (a)(2)                   Written Instrument Establishing and Designating Kemper Retirement Fund
                                            Series VII Trust is incorporated by reference to Post-Effective Amendment
                                            No. 22 to the Registration Statement.

                   (a)(3)                   Written Instrument Redesignating Kemper Retirement Fund Series I as Kemper
                                            Target Equity Fund 2010 is incorporated by referenced to Post-Effective
                                            Amendment No. 28 to the Registration Statement.

                   (a)(4)                   Written Instrument, dated May 24, 2000, Redesignating Kemper Retirement Fund
                                            Series II as Kemper Target 2011 Fund, effective August 15, 2000, is incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.

                   (a)(5)                   Amendment of Declaration of Trust, dated May 23, 2001, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                   (a)(6)                   Written Instrument Redesignating Kemper Target 2011 Fund as Scudder Target
                                            2011 Fund, dated May 23, 2001, is incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement.

                   (a)(7)                   Amendment of Declaration of Trust, dated February 15, 2002 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                            Statement.

                   (a)(8)                   Written Instrument Redesignating Scudder Retirement Fund - Series III as
                                            Scudder Target 2012 Fund, dated February 15, 2002 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                   (a)(9)                   Written Instrument Redesignating Scudder Retirement Fund - Series IV as
                                            Scudder Target 2013 Fund, dated November 20, 2002 is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.

                  (a)(10)                   Certificate of Amendment of Declaration of Trust, dated February 6, 2006 is incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.

                  (a)(11)                   Written Instrument Redesignating Series 2006 is incorporated by reference to
                                            Post-Effective Amendment No. 45 to the Registration Statement.

     (b)           (b)(1)                   By-Laws are incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

                   (b)(2)                   Amendment to the By-Laws of the Registrant, dated November 29, 2000 is incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.


                                       3


                   (b)(3)                   Amendment to the By-Laws of the Registrant is incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement.

     (c)                                    Inapplicable.

     (d)           (d)(1)                   Investment Management Agreement, dated April 5, 2002 between Scudder Target
                                            2010 Fund and Deutsche Investment Management Americas Inc. is incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                            Statement.

                   (d)(2)                   Investment Management Agreement, dated April 5, 2002 between Scudder Target
                                            2011 Fund and Deutsche Investment Management Americas Inc.
                                            is incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.

                   (d)(3)                   Investment Management Agreement, dated April 5, 2002 between Scudder Target
                                            2012 Fund and Deutsche Investment Management Americas Inc.
                                            is incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.

                   (d)(4)                   Investment Management Agreement, dated April 5, 2002 between Scudder
                                            Retirement Fund - Series IV and Deutsche Investment Management Americas Inc.
                                            is incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.

                   (d)(5)                   Investment Management Agreement, dated April 5, 2002 between Scudder
                                            Retirement Fund - Series V and Deutsche Investment Management Americas Inc.
                                            is incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.

                   (d)(6)                   Investment Management Agreement, dated April 5, 2002 between Scudder
                                            Retirement Fund - Series VI and Deutsche Investment Management Americas Inc.
                                            is incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.

                   (d)(7)                   Investment Management Agreement, dated April 5, 2002 between Scudder
                                            Retirement Fund - Series VII and Deutsche Investment Management Americas
                                            Inc. is incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.

                   (d)(8)                   Investment Management Agreement, dated April 5, 2002 between Scudder
                                            Worldwide 2004 Fund and Deutsche Investment Management Americas Inc. is
                                            incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.

                   (d)(9)                   First Amendment, dated March 19, 2003, to the Registrant's Investment
                                            Management Agreements is incorporated by reference to Post-Effective
                                            Amendment No. 39 to the Registration Statement.

                  (d)(10)                   Investment Management Agreement, dated __________ between DWS LifeCompass
                                            Income Fund and Deutsche Investment Management Americas Inc. (To be filed by amendment.)

                                       4

                  (d)(11)                   Investment Management Agreement, dated __________ between DWS LifeCompass
                                            Protect Fund and Deutsche Investment Management Americas Inc. (To be filed by amendment.)

     (e)           (e)(1)                   Underwriting and Distribution Service Agreement between the Registrant and
                                            Scudder Distributors, Inc., dated April 5, 2002, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

     (f)           (f)(1)                   Inapplicable.

     (g)           (g)(1)                   Foreign Custody Agreement is incorporated by reference to Post-Effective
                                            Amendment No. 20 to Registration Statement.

                   (g)(2)                   Custody Agreement, dated February 22, 1999, between Registrant and State
                                            Street Bank and Trust Company is incorporated by reference to Post-Effective
                                            Amendment No. 27 to the Registration Statement.

                   (g)(3)                   Amendment to Custody Agreement, dated March 31, 1999, between Registrant and
                                            State Street Bank and Trust Company is incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement.

                   (g)(4)                   Amendment to Custody Agreement, dated January 5, 2001, between Registrant and State Street Bank and Trust Company is incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement.

                   (g)(5)                   Amendment to Custody Agreement, dated July 2, 2001, between Registrant and
                                            State Street Bank and Trust Company is incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement.

                   (g)(6)                   Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated December 5, 2000, is incorporated by reference to Post-Effective
                                            Amendment No. 35 to the Registration Statement.

                   (g)(7)                   Amendment, dated July 2, 2001, to Custodian Agreement between Registrant and
                                            Brown Brothers Harriman & Co. is incorporated by reference to Post-Effective
                                            Amendment No. 35 to the Registration Statement.

                   (g)(8)                   Master Custodian Agreement with State Street Bank and Trust Company, dated
                                            March 17, 2004, is incorporated by reference to Post-Effective Amendment No.
                                            44 to the Registration Statement.

     (h)         (h)(1)(a)                  Agency Agreement is incorporated by reference to Post-Effective Amendment
                                            No. 20 to the Registration Statement.

                 (h)(1)(b)                  Supplement to Agency Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 22 to the Registration Statement.

                 (h)(1)(c)                  Amendment No.1 to the Transfer Agency and Service Agreement between the
                                            Registrant and Scudder Service Corporation, dated July 24, 2002 is incorporated by reference to Post-Effective Amendment No. 38 to the
                                            Registration Statement.

                   (h)(2)                   Administrative Services Agreement, dated April 1, 1997, between Registrant and Kemper Distributors, Inc. is incorporated by reference to Post-Effective
                                            Amendment No. 26 to the Registration Statement.


                                       5

                   (h)(3)                   Guaranty Agreement -- Kemper Retirement Fund Series I is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

                   (h)(4)                   Guaranty Agreement -- Kemper Retirement Fund Series II is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

                   (h)(5)                   Guaranty Agreement -- Kemper Retirement Fund Series III is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

                   (h)(6)                   Guaranty Agreement -- Kemper Retirement Fund Series IV is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

                   (h)(7)                   Guaranty Agreement -- Kemper Retirement Fund Series V is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

                   (h)(8)                   Guaranty Agreement -- Kemper Retirement Fund Series VI is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

                   (h)(9)                   Guaranty Agreement -- Kemper Worldwide 2004 Fund is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement.

                  (h)(10)                   Guaranty Agreement -- Kemper Retirement Fund Series VII is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                  (h)(11)                   Agreement -- Kemper Target 2010 Fund is incorporated by referenced to
                                            Post-Effective Amendment No. 28 to the Registration Statement.

                  (h)(12)                   Assignment and Assumption Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 20 to the Registration Statement.

                  (h)(13)                   Fund Accounting Services Agreement dated December 31, 1997 between Kemper
                                            Retirement Fund Series I and Scudder Fund Accounting Corporation is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                  (h)(14)                   Fund Accounting Services Agreement dated December 31, 1997 between Kemper
                                            Retirement Fund Series II and Scudder Fund Accounting Corporation is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                  (h)(15)                   Fund Accounting Services Agreement, dated December 31, 1997, between Kemper
                                            Retirement Fund Series III and Scudder Fund Accounting Corporation is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                  (h)(16)                   Fund Accounting Services Agreement, dated December 31, 1997, between Kemper
                                            Retirement Fund Series IV and Scudder Fund Accounting Corporation is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.


                                       6

                  (h)(17)                   Fund Accounting Services Agreement, dated December 31, 1997, between Kemper
                                            Retirement Fund Series V and Scudder Fund Accounting Corporation is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                  (h)(18)                   Fund Accounting Services Agreement, dated December 31, 1997, between Kemper
                                            Retirement Fund Series VI and Scudder Fund Accounting Corporation is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                  (h)(19)                   Fund Accounting Services Agreement, dated December 31, 1997, between Kemper
                                            Retirement Fund Series VII and Scudder Fund Accounting Corporation is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                  (h)(20)                   Fund Accounting Services Agreement, dated December 31, 1997, between Kemper
                                            Worldwide 2004 Fund and Scudder Fund Accounting Corporation is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                            Statement.

                 (h)(20)(a)                 First Amendment, dated March 19, 2003, to the Registrant's Fund Accounting
                                            Services Agreements is incorporated by reference to Post-Effective Amendment
                                            No. 39 to the Registration Statement.

                  (h)(21)                   Agreement dated August 15, 2000, between Scudder Kemper Investments, Inc.
                                            and the Registrant, pursuant to which Scudder Kemper Investments, Inc. makes certain undertakings to the Kemper Target 2011 Fund, is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

                  (h)(22)                   Administrative Services Agreement, dated July 1, 2001, between the
                                            Registrant and the Advisor is incorporated by reference to Post-Effective
                                            Amendment No. 33 to the Registration Statement.

                  (h)(23)                   Agreement, dated February 15, 2002, between Zurich Scudder Investments, Inc.
                                            and DWS Target Fund is incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement.

                  (h)(24)                   Shareholder Services Agreement For Class A Shares, dated April 5, 2002, by and between DWS Target Fund and Scudder Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 38 to the Registration
                                            Statement.

                  (h)(25)                   Letter of Indemnity to the Scudder Funds dated September 10, 2004 is incorporated by reference to Post-Effective Amendment No. 40 to the
                                            Registration Statement.

                  (h)(26)                   Letter of Indemnity to the Scudder Funds dated September 10, 2004 is incorporated by reference to Post-Effective Amendment No. 40 to the
                                            Registration Statement.

                  (h)(27)                   Letter of Indemnity to the Independent Directors/Trustees dated September
                                            10, 2004 is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.


                                       7

                  (h)(28)                   Warranty Agreement, dated ______, 2007, between DWS Target Fund, on behalf of DWS LifeCompass Income Fund, and __________. (To be filed by amendment.)

                  (h)(29)                   Warranty Agreement, dated ______, 2007, between DWS Target Fund, on behalf of DWS LifeCompass Protect Fund, and __________. (To be filed by amendment.)

                  (h)(30)                   Administrative Services Agreement, dated ______, 2007, between DWS Target
                                            Fund, on behalf of DWS LifeCompass Income Fund, and __________. (To be filed by amendment.)

                  (h)(31)                   Administrative Services Agreement, dated ______, 2007, between DWS Target
                                            Fund, on behalf of DWS LifeCompass Protect Fund, and __________. (To be
                                            filed by amendment.)

                    (i)                     Legal Opinion and Consent of Counsel is incorporated by reference to
                                            Post-Effective Amendment No. 38 to the Registration Statement.

                   (i)(1)                   Legal Opinion and Consent of Counsel in regards to DWS LifeCompass Protect
                                            Fund to be filed by amendment.

                   (i)(2)                   Legal Opinion and Consent of Counsel in regards to DWS LifeCompass Income
                                            Fund to be filed by amendment.

                    (j)                     Consent of Independent Registered Public Accounting Firm to be filed by amendment.

                    (k)                     Incorporated by reference to the Annual Reports to Shareholders dated July
                                            31, 2000 and filed under Rule N-30D on September 21, 2000 for Kemper
                                            Worldwide 2004 Fund and September 27, 2000 for Kemper Retirement Fund Series
                                            I -- VII.

                    (l)                     Inapplicable.

                   (m)(1)                   Rule 12b-1 Plan for Scudder Target 2011 Fund Class A Shares, dated
                                            July 1, 2001 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                   (m)(2)                   Rule 12b-1 Plan for Scudder Retirement Fund -- Series III Class A Shares,
                                            dated July 1, 2001, is incorporated by reference to Post-Effective Amendment
                                            No. 35 to the Registration Statement.

                   (m)(3)                   Rule 12b-1 Plan for Scudder Retirement Fund -- Series IV Class A Shares,
                                            dated July 1, 2001, is incorporated by reference to Post-Effective Amendment
                                            No. 35 to the Registration Statement.

                   (m)(4)                   Rule 12b-1 Plan for Scudder Retirement Fund -- Series V Class A Shares, dated
                                            July 1, 2001, is incorporated by reference to Post-Effective Amendment No.
                                            35 to the Registration Statement.

                   (m)(5)                   Rule 12b-1 Plan for Scudder Retirement Fund -- Series VI Class A Shares,
                                            dated July 1, 2001, is incorporated by reference to Post-Effective Amendment
                                            No. 35 to the Registration Statement.


                                       8

                   (m)(6)                   Rule 12b-1 Plan for Scudder Retirement Fund -- Series VII Class A Shares,
                                            dated July 1, 2001, is incorporated by reference to Post-Effective Amendment
                                            No. 35 to the Registration Statement.

                   (m)(7)                   Rule 12b-1 Plan for Scudder Worldwide 2004 Fund Class A Shares, dated July
                                            1, 2001, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

                   (m)(8)                   Rule 12b-1 Plan for Scudder Target 2010 Fund Class A Shares, dated July 1,
                                            2001, is incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.

                   (m)(9)                   Rule 12b-1 Plan for DWS LifeCompass Income Fund, dated __________. (To be filed by amendment.)

                  (m)(10)                   Rule 12b-1 Plan for DWS LifeCompass Protect Fund, dated __________. (To be filed by amendment.)

                    (n)                     Inapplicable.

                   (p)(1)                   Deutsche Asset Management - U.S. Code of Ethics, dated January 1, 2007, is filed herein.

                   (p)(2)                   Consolidated Fund Code of Ethics (All Funds) is incorporated by reference to
                                            Post-Effective Amendment No. 44 to the Registration Statement.

Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                           Article VIII of the Registrant's Agreement and
                  Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                           Each of the trustees who is not an "interested
                  person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                           The Registrant has purchased insurance policies
                  insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                           On April 5, 2002, Zurich Scudder Investments, Inc.
                  ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                           Deutsche Investment Management Americas Inc.
                  ("DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                           In recognition of its undertaking to indemnify the
                  Registrant, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                           1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                           2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                           3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                           4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DIMA will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DIMA and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                           5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                           DIMA is not required to pay costs or expenses or
                  provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DIMA.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Scudder Distributors,
          Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------
         Philipp Hensler                Director, Chairman of the Board and CEO  None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer     None
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and President                   None
         345 Park Avenue
         New York, NY 10154

         Cliff Goldstein                Chief Financial Officer and Treasurer    None
         60 Wall Street
         New York, NY 10005

         Robert Froehlich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                           None
         345 Park Avenue
         New York, NY 10154

         Mark Perrelli                  Vice President                           None
         222 South Riverside Plaza
         Chicago, IL 60606

         Donna White                    Chief Compliance Officer                 None
         345 Park Avenue
         New York, NY 10154

         Jason Vazquez                  Vice President and AML Compliance        None
         345 Park Avenue                Officer
         New York, NY 10154

         Caroline Pearson               Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                       Vice President and
         222 South Riverside Plaza                                                Assistant Secretary
         Chicago, IL 60606


                                       12

                      (1)                             (2)                                  (3)
          DWS Scudder Distributors,
          Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Anjie LaRocca                  Assistant Secretary                       None
         345 Park Avenue
         New York, NY 10154

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York, 10154, at the offices of the Registrant's principal underwriter, DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 or, in the case of records concerning transfer agency, at the offices of State Street and records concerning the shareholder service agent, at the offices of DWS Scudder Investment Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services
--------          -------------------

                  Not applicable.

Item 30.          Undertakings
--------          ------------

                  None.

                                    SIGNATURES
                                    ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 13th day of June 2007.

                                      DWS TARGET FUND

                                      By: /s/ Michael G. Clark
                                          --------------------
                                          Michael G. Clark
                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                                               TITLE                                       DATE
---------                                               -----                                       ----

/s/ Michael G. Clark
--------------------------------------------------
Michael G. Clark                                        President                                   June 13, 2007

/s/ Paul Schubert
--------------------------------------------------
Paul Schubert                                           Chief Financial Officer and Treasurer       June 13, 2007

/s/John W. Ballantine
--------------------------------------------------
John W. Ballantine*                                     Trustee                                     June 13, 2007

/s/Donald L. Dunaway
--------------------------------------------------
Donald L. Dunaway*                                      Trustee                                     June 13, 2007

/s/James R. Edgar
--------------------------------------------------
James R. Edgar*                                         Trustee                                     June 13, 2007

/s/Paul K. Freeman
--------------------------------------------------
Paul K. Freeman*                                        Chairman and Trustee                        June 13, 2007

/s/Robert B. Hoffman
--------------------------------------------------
Robert B. Hoffman*                                      Trustee                                     June 13, 2007

/s/William McClayton
--------------------------------------------------
William McClayton*                                      Trustee                                     June 13, 2007

/s/Shirley D. Peterson
--------------------------------------------------
Shirley D. Peterson*                                    Trustee                                     June 13, 2007

/s/Robert H. Wadsworth
--------------------------------------------------
Robert H. Wadsworth*                                    Trustee                                     June 13, 2007

*By:   /s/ Caroline Pearson
       --------------------
       Caroline Pearson**
       Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement, as filed on November 15, 2005.

                                              1933 Act Registration No. 33-30876
                                              1940 Act Registration No. 811-5896




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 46

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 48

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                 DWS TARGET FUND

                                 DWS TARGET FUND

                                  EXHIBIT INDEX
                                  -------------

                                     (p)(1)